Prepayments, Deposits, and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments, Deposits, and Other Current Assets [Abstract]
Prepayments, deposits, and other current assets

5. Prepayments, deposits, and other current assets

Prepaid expenses and other current assets consisted of the following as of December 31, 2024 and 2023:

	2024	2023
	In thousands of USD
Deposits to software developer	$-	$5,648
Cash due from the issuance	2,831	-
Prepayments to suppliers	-	11
Prepayments to potential companies	-	3,000
Prepaid service fee	63	1,000
Other current assets	74	66
Total	$2,968	$9,725

On March 9, 2023, the Company (the “Buyer”) entered into a purchase agreement (the “SPA”) with Zhou Zisu, a PRC citizen (the “Seller”), and Bondly Enterprise Limited, a proprietary company registered in HongKong (the “Target”), pursuant to which the Company agreed to purchase 100% of the equity interest of the Target. The purchase price for the Target shares will be determined after the completion of the financial due diligence. The buyer immediately pays $3 million deposit at the time of signing this agreement and the remaining shall be settled at the Closing. The deposit is refundable and should be returned to the buyer if the conditions to Closing are not met. The transaction was completed on July 29, 2024.

On December 29, 2024, the Company entered into a securities purchase agreement with certain institutional investors named thereto (the “Purchasers”). Pursuant to the Securities Purchase Agreements, the Purchasers agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Purchasers, an aggregate of 25,000,000 Class A ordinary shares, par value $0.00004 per share (the “Class A Ordinary Shares”), at a purchase price of $0.125 per share, and for an aggregate purchase price of $3,125,000 (the “Offering”). The Offering closed on December 30, 2024. The Company has received net proceeds of approximately $2,831,250 from the issuance and sale of the Class A Ordinary Shares on January 2, 2025, after deducting the offering expenses.